Feb. 28, 2021
AIG Small-Cap Quality Fund
INVESTMENT GOAL
The investment objective of the AIG Small-Cap Quality Fund (the “Fund”) is long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund .You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the AIG fund complex. More information about these and other discounts is available from your financial professional and in the “Shareholder Account Information — Sales Charge Reductions and Waivers” section on page 9 of the Fund’s Prospectus, in the “Financial Intermediary — Specific Sales Charge Waiver Policies” section on page A-1 of the Fund’s Prospectus and in the “Additional Information Regarding Purchase of Shares” section on page 118 of the Fund’s statement of additional information.
Shareholder Fees(fees paid directly from your investment)
Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
EXAMPLE:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that any fee waivers and/or reimbursements remain in place through the term of the applicable waiver and/or expense reimbursement. You may be required to pay brokerage commissions on your purchases and sales of Class W shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
You would pay the following expenses if you did not redeem your shares:
PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 68% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES AND TECHNIQUES OF THE FUND
Under normal circumstances, the Fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equity securities of small-capitalization (“small-cap”) companies. Small-cap companies will generally include companies whose market capitalizations are equal to or less than the largest company in the Russell 2000® Index (the “Small Cap Index”) during the most recent 12-month period. For the most recent annual reconstitution published as of May 8, 2020, the market capitalization range of companies in the Small Cap Index was approximately $94.8 million to $4.4 billion, which range will vary daily. The Fund expects to invest primarily in common stocks.The principal investment technique of the Fund is to employ a “buy and hold” strategy with approximately 75-100 small-cap equity securities selected from the Small Cap Index semi-annually. Certain stocks in the Small Cap Index may be excluded as a result of liquidity screens or other limitations or restrictions applied during the selection process. The portfolio managers select securities on the basis of certain quality-related factors or measures, including low financial leverage, free cash flow, volatility, valuation and profitability. While the securities selection process will take place on a semi-annual basis, the portfolio managers may, from time to time, substitute certain securities or reduce the position size of a portfolio security in between the semi-annual rebalancings under certain limited circumstances. These circumstances will generally include where a security held by the Fund no longer meets certain market capitalization requirements or guidelines established by the portfolio managers (e.g., minimum market capitalization requirements) or to comply with the Fund’s 80% investment policy, when the value of a security held by the Fund becomes a disproportionately large percentage of the Fund’s holdings, when the size of the Fund’s position in a security has the potential to create market liquidity or other issues in connection with the semi-annual rebalancing or efficient management of the Fund, each in the discretion of the portfolio managers.The Fund’s portfolio will be evaluated and adjusted at the discretion of the portfolio managers on a semi-annual basis. The semi-annual consideration of the securities that meet the selection criteria will take place on or about February 1 and August 1, with the first semi-annual rebalancing occurring on or about August 1, 2021. Thereafter, when an investor purchases shares of the Fund, SunAmerica will generally invest additional funds in the pre-selected securities based on each security’s respective percentage of the Fund’s assets at the time. The Fund employs a strategy to hold securities between its semi-annual rebalancings, even if there are adverse developments concerning a particular security or industry, or the economy or the stock market generally. Due to changes in the market value of the securities held by the Fund, it is likely that the weighting of the stocks in its portfolio will fluctuate throughout the course of the semi-annual period. The investment objective, principal investment strategies and principal investment techniques of the Fund may be changed without shareholder approval. You will receive at least sixty (60) days’ notice of any change to the 80% investment policy set forth above.
PRINCIPAL RISKS OF INVESTING IN THE FUND
As with any mutual fund, there can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Fund goes down, you could lose money.The following is a summary description of the principal risks of investing in the Fund:
PERFORMANCE INFORMATION
The following bar chart illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year, and the table compares the Fund’s average annual returns, before and after taxes, to those of the Russell 2000® Index, a broad measure of market performance. Prior to December 15, 2020, the Fund was named “AIG Small-Cap Fund” and followed different investment strategies. The Fund’s performance prior to December 15, 2020 does not reflect the Fund’s current investment strategies.Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.aig.com/funds or can be obtained by phone at 800-858-8850, ext. 6003.
AIG SMALL-CAP QUALITY FUND (CLASS A)
During the period shown in the bar chart:Highest QuarterlyReturn:December 31, 202028.35%Lowest QuarterlyReturn:March 31, 2020-31.24%
Average Annual Total Returns <br/>(as of the periods ended December 31, 2020)
The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor’s actual after-tax returns depend on the investor’s tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.After-tax returns are shown only for Class A. After-tax returns for other classes will vary.